Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (21,412,626)	$ (19,466,710)	$ (27,649,876)	$ (46,371,364)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation	656,671	2,517,121	3,131,368	4,640,681
Depreciation expense	329,411	296,685	428,977	369,236
Amortization of intangible assets	80,250	80,250	107,000	107,000
Amortization of debt discount	921,242	1,533,048	1,533,048	1,845,358
Loss on extinguishment of debt				2,500,970
Impairment on notes receivable			543,938	14,500,000
Disposal of fixed assets			6,976
Changes in operating assets and liabilities:
Accounts receivable	165,253	(229,315)	(36,767)	(312,460)
Prepaid expenses	(58,762)	(18,864)	23,884	(306,954)
Deposits	43,101	(572,966)	(438,117)	(89,844)
Inventory	91,987	(947,729)	(455,396)	(494,697)
Accounts payable and accrued expenses	2,315,923	1,136,448	412,959	1,333,930
Settlement liability	1,600,000
Net cash used in operating activities	(15,267,550)	(15,672,032)	(22,392,006)	(22,278,144)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(14,407)	(278,256)	(367,079)	(1,015,752)
Tenant improvement allowance receivable		(87,934)	125,161	(287,018)
Notes receivable and accrued interest		(55,454)		(15,002,521)
Net cash used in investing activities	(14,407)	(421,644)	(241,918)	(16,305,291)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable - related party			80,000
Repayments of note payable - related party	(687,523)		(80,000)
Repayment of note payable	(2,592,046)	(3,138,888)
Proceeds from notes - related party	687,523	80,000
Proceeds from note payable	5,962,865	3,138,888	2,795,000	4,473,540
Discount on note payable from offering costs		(411,887)
Repayments of notes and convertible notes payable			(3,206,887)	(315,790)
Exercise of warrants, modification of warrants, and issuance of warrants	129	1,109,574
Common stock issued for cash, net of issuance costs	10,547,867
Warrants issued for cash, net of issuance costs	507,016
Common stock and warrants issued for cash, net of issuance costs		17,232,555	17,233,307	29,868,611
Exercise of warrants, net of offering costs			1,109,574	3,727,285
Payments on financing on fixed asset	(262,160)	(563,751)	(400,491)	(598,976)
Cash paid on extinguishment of note payable				(1,200,000)
Net cash provided by financing activities	14,164,671	17,466,491	17,530,503	35,954,670
NET INCREASE (DECREASE) IN CASH	(1,117,286)	1,372,815	(5,103,421)	(2,628,765)
CASH AT BEGINNING OF YEAR	2,768,640	7,872,061	7,872,061	10,500,826
CASH AT END OF PERIOD	1,651,354	9,244,876	2,768,640	7,872,061
Supplemental cash flow information:
Cash paid for income taxes
Cash paid for interest expense	1,190,332	740,301	753,038	15,789
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of shares for the settlement of notes payable				5,749,922
Lease liability recognized from right of use asset				3,131,388
Issuance of shares for the settlement of accounts payable			80,000
Original offering discount on convertible note payable				1,000,000
Debt Discount from warrants issued with convertible note payable		878,622	878,622	1,322,840
Debt discount from warrant consideration for convertible debt offering costs				231,316
Debt Discount from shares issued as inducement for note payable	272,006	174,522	146,522
Liability recognized for financed assets				821,862
Reduction in exercise price of warrants				102,267
Shares issued for debt offering costs		96,030	96,030
Warrant modification	167,169	8,619	37,677
Deferred issuance costs			50,000
Series B Preferred Stock
CASH FLOWS FROM FINANCING ACTIVITIES:
Sale of Series Preferred shares to related party		20,000	20,000
Redemption of Series B Preferred shares to related party		20,000	$ (20,000)
Series C Preferred Stock
CASH FLOWS FROM FINANCING ACTIVITIES:
Sale of Series Preferred shares to related party	$ 1,000